Impairment of non-current assets (Tables)	12 Months Ended
Dec. 31, 2023
Impairment of non-current assets
Schedule of impairment (losses) or reversals

Impairment (loss) reversal by segment	2023	2022	2021
Exploration and Production	(2,741,092)	(890,248)	438,020
Refining and Petrochemicals	1,482,444	1,096,021	(305,466)
Transport and Logistics	(630,134)	(406,229)	(165,901)
Electric power transmission and toll roads concessions	(209,551)	(87,543)	(4)
	(2,098,333)	(287,999)	(33,351)

Recognized in:
Property, plant, and equipment (Note 13)	205,780	399,218	(281,132)
Natural resources (Note 14)	(2,153,532)	(623,074)	364,127
Investment in joint ventures and associates (Note 12)	(7,987)	(2,092)	(84,502)
Right of use assets (Note 15)	(26,063)	(10,785)	(31,783)
Other non-current assets	(116,531)	(51,266)	(61)
	(2,098,333)	(287,999)	(33,351)

Schedule of refining and petrochemical segment

	2023	2022	2021
Refinería de Cartagena S.A.S.	1,482,512	1,096,024	34,650
Invercolsa S.A.	(68)	(3)	(97)
Refinería de Barrancabermeja	—	—	(340,019)
	1,482,444	1,096,021	(305,466)

The following is the Cash Generating Units impairment or reversals in the refining and petrochemical segment for the years ended December 31, 2023, 2022 and 2021:

2023

	Carrying	Recoverable	Impairment
Cash–generating units	amount	amount	reversal (loss)
Refinería de Cartagena S.A.S.	26,423,190	27,905,702	1,482,512
Invercolsa S.A.	273	205	(68)
			1,482,444

2022

	Carrying	Recoverable	Impairment
Cash–generating units	amount	amount	reversal (loss)
Refinería de Cartagena S.A.S.	31,750,957	32,846,981	1,096,024
Invercolsa S.A.	276	273	(3)
			1,096,021

2021

	Carrying	Recoverable	Impairment
Cash–generating units	amount	amount	reversal (loss)
Refinería de Cartagena S.A.S.	26,808,008	26,842,658	34,650
Invercolsa S.A.	292	195	(97)
Refinería de Barrancabermeja	340,019	—	(340,019)
			(305,466)

Schedule of breakdown of oilfields impairment losses or reversals

2023

	Carrying	Recoverable	Impairment
Cash generating units	amount	amount	reversal (loss)
Oil fields in Colombia
Reversal	9,815,365	18,112,635	363,911
Loss	10,048,388	6,951,372	(3,097,016)
			(2,733,105)

2022

	Carrying	Recoverable	Impairment
Cash generating units	amount	amount	reversal (loss)
Oil fields in Colombia
Reversal	3,540,732	5,563,724	250,306
Loss	4,870,976	3,732,514	(1,138,462)
			(888,156)

2021

	Carrying	Recoverable	Impairment
Cash generating units	amount	amount	reversal (loss)
Oil fields in Colombia
Reversal	11,216,641	17,575,851	499,599
Loss	239,046	136,698	(104,041)
Fields operated abroad
Reversal	1,142,593	1,306,219	126,106
			521,664

Schedule of energy transmission and roads

Cash–generating units	2023	2022	2021
Non-current asset held for sale	(98,543)	—	(4)
Property, plant and, equipment	(97,760)	(38,821)	—
Intangibles	(13,248)	(48,722)	—
	(209,551)	(87,543)	(4)

Investment in joint ventures
Impairment of non-current assets
Schedule of breakdown of oilfields impairment losses or reversals

	2023	2022	2021
Equion Energía Limited	(7,987)	(2,092)	(83,644)
	(7,987)	(2,092)	(83,644)

Exploration and Production
Impairment of non-current assets
Schedule of breakdown of oilfields impairment losses or reversals

	2023	2022	2021
Oilfields	(2,733,105)	(888,156)	521,664
Investment in joint ventures	(7,987)	(2,092)	(83,644)
	(2,741,092)	(890,248)	438,020